COMMITMENTS	12 Months Ended
Dec. 28, 2013
COMMITMENTS
COMMITMENTS

NOTE 7. COMMITMENTS

        Minimum annual rental commitments on operating leases having initial or remaining non-cancelable lease terms of one year or more are as follows:

Year	(In millions)

2014	$52.2
2015	41.9
2016	30.2
2017	17.2
2018	12.2
2019 and thereafter	53.1

Total minimum lease payments	$206.8

        Rent expense for operating leases from continuing operations, which includes maintenance and insurance costs and property taxes, was approximately $70 million in 2013, $75 million in 2012, and $84 million in 2011. Operating leases relate primarily to office and warehouse space, and equipment for electronic data processing and transportation. The terms of these leases do not impose significant restrictions or unusual obligations, except as noted below.

        On September 9, 2005, we completed a ten-year lease financing for a commercial facility located in Mentor, Ohio, used primarily for the North American headquarters and research center of our Materials group. The facility consists generally of land, buildings, and equipment. We lease the facility under an operating lease arrangement, which contains a residual value guarantee of $31.5 million, as well as certain obligations with respect to the refinancing of the lessor's debt of $11.5 million (collectively, the "Guarantee"). At the end of the lease term, we have the option to purchase or remarket the facility at an amount equivalent to the value of the Guarantee. If our estimated fair value (or estimated selling price) of the facility falls below the Guarantee, we would be required to pay the lessor a shortfall, which is an amount equivalent to the Guarantee less our estimated fair value. During the second quarter of 2011, we estimated a shortfall with respect to the Guarantee and began to recognize the shortfall on a straight-line basis over the remaining lease term. The carrying amount of the shortfall was approximately $19 million at December 28, 2013, which was included in "Long-term retirement benefits and other liabilities" in the Consolidated Balance Sheets.

        Refer to Note 4, "Debt and Capital Leases," for capital lease obligations.